Research and development expenses and advertising expenses	12 Months Ended
Mar. 31, 2014
Research and development expenses and advertising expenses

11. Research and development expenses and advertising expenses:

Research and development expenses—

Research and development costs are charged to expense as incurred. Research and development expenses are included primarily in “Selling, general and administrative” expenses and amounted to ¥108,474 million, ¥111,294 million and ¥102,039 million for the fiscal years ended March 31, 2012, 2013 and 2014, respectively.

Advertising expenses—

Advertising costs are charged to expense as incurred. Advertising expenses are included primarily in “Selling, general and administrative” expenses and amounted to ¥61,872 million, ¥69,969 million and ¥67,128 million for the fiscal years ended March 31, 2012, 2013 and 2014, respectively.